UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment  [x]; Amendment Number: 01

This Amendment (Check only one.): 	is a restatement.
	 				adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Stelac Advisory Services LLC
Address: 	598 Madison Avenue  5th Floor
		New York, NY 10022


Form 13F File Number: 28-14456

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


NOTE: PER DISCUSSION WITH SEC, MARCH 31, 2011 13-F HOLDINGS REPORT FILING WAS INADVERTENTLY FILED WHEN UNNECESSARY. THERE WILL BE NO HOLDINGS REPORT FILINGS MADE UNTIL DECEMBER 31,2011.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Carlos M. Lopez-Ona
Title: 	Chief Financial Officer
Phone: 	212-920-3891


Signature, Place, and Date of Signing:

/s/Carlos M. Lopez-Ona			New York, NY 		JULY 29, 2011

Report Type (Check only one.):

 	13F HOLDINGS REPORT.

 	13F NOTICE.

 	13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

Form 13F		File Number Name
28-14456


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:
Form 13F Information Table Value Total:
        (thousands)


List of Other Included Managers: NONE